LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net loss attributable to ordinary shareholders	$ (1,618,056)	$ (1,462,799)	$ (961,241)
Denominator [Abstract]
Weighted-average number of shares outstanding-basic and diluted (in shares)	477,264,888	436,601,801	338,472,987
Basic and diluted loss per share (in dollars per share)	$ (3.39)	$ (3.35)	$ (2.84)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	96,803,578	112,988,132	130,892,589
Loss Per Share [Abstract]
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0	$ 0
Class A Ordinary Shares [Member]
Loss Per Share [Abstract]
Number of shares issued to share depositary bank to settle share incentive awards (in shares)	6,000,000	6,000,000
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0
Settlement of share incentives with shares held by depositary bank (in shares)	6,109,161	5,720,615
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	50,090,731	52,188,554	50,706,882
RSAs/RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	9,341,928	8,081,437	4,754,972
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	37,370,919	52,718,141	75,430,735